Insurance Contracts - Summary of Interest rate risk exposure of insurance contracts and reinsurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Insurance contracts [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	₩ 24,727,079	₩ 23,706,824
Interest rate risk | Interest rate fixed contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	13,571,048	13,080,288
Interest rate risk | Interest rate linked contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	5,376,908	5,257,050
Interest rate risk | Variable contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	5,779,123	5,369,486
Interest rate risk | Insurance contracts [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	24,727,079	23,706,824
Interest rate risk | Reinsurance contracts held [member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	₩ (68,418)	₩ (40,641)